UNAUDITED CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS’ DEFICIT - USD ($)		Class A Ordinary Shares Ordinary Shares	Class B Ordinary Shares Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Feb. 09, 2025		$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Feb. 09, 2025		0	0
Class B Ordinary Shares issued to Sponsor	[1]	$ 0	$ 707	24,293	0	25,000
Class B Ordinary Shares issued to Sponsor (in Shares)	[1]	0	7,069,913
Contribution for purchase of Private Placement Units				100,000		100,000
Net income (loss)					(61,786)	(61,786)
Balance at Mar. 31, 2025		$ 0	$ 707	124,293	(61,786)	(63,214)
Balance (in Shares) at Mar. 31, 2025		0	7,069,913
Balance at Feb. 09, 2025		$ 0	$ 0	0	0	0
Balance (in Shares) at Feb. 09, 2025		0	0
Class B Ordinary Shares issued to Sponsor	[2]	$ 0	$ 707	24,293		25,000
Class B Ordinary Shares issued to Sponsor (in Shares)	[2]	0	7,069,913
Contribution for purchase of Private Placement Units				100,000		100,000
Issuance of Class A Ordinary Shares in Initial Public Offering				4,361,306		4,361,306
Sale of Private Placement Units		$ 59		5,822,441		5,822,500
Sale of Private Placement Units (in Shares)		592,250
Sale of Representative Shares		$ 18		1,749,982		1,750,000
Sale of Representative Shares (in Shares)		175,000
Remeasurement of Class A Ordinary Shares to redemption value				(12,058,022)	(9,958,045)	(22,016,067)
Net income (loss)					2,531,400	2,531,400
Balance at Dec. 31, 2025		$ 77	$ 707	0	(7,426,645)	(7,425,861)
Balance (in Shares) at Dec. 31, 2025		767,250	7,069,913
Accretion of Class A Ordinary Shares to redemption value					(1,808,197)	(1,808,197)
Net income (loss)					1,114,164	1,114,164
Balance at Mar. 31, 2026		$ 77	$ 707	$ 0	$ (8,120,678)	$ (8,119,894)
Balance (in Shares) at Mar. 31, 2026		767,250	7,069,913

[1]	In May 2025, the Company effected a share capitalization for an additional 1,009,988 Class B Ordinary Shares, resulting in 7,069,913 Class B Ordinary Shares outstanding. All share and per-share amounts have been retroactively restated to reflect such share capitalization.
[2]	In May 2025, the Company effected a share capitalization pursuant to which the Company issued an additional 1,009,988 Founder Shares resulting in an aggregate of 7,069,913 Founder Shares outstanding to the Sponsor. All share and per share amounts have been retroactively restated to reflect the share capitalization.